Borrowings (Details) - EUR (€) € in Thousands			1 Months Ended	9 Months Ended
	Sep. 30, 2019	Jun. 01, 2012	Oct. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings	€ 10,770			€ 10,770		€ 9,386
Current portion	(260)			(260)
Non Current portion	10,510			10,510		9,386
Proceeds from borrowings					€ 101
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings	5,164			5,164		5,164	€ 4,700
Accrued interest	2,915			2,915		1,871
Percentage of cost covered by the innovative credit		35.00%
Maximum initial borrowing base		€ 5,000
Interest rate (as percent)		10.00%					10.00%
Conditional waiver of debt			€ 5,000
Total conditional waiver of debt			€ 7,900
Conditions reviewed period			3 years
Proceeds from borrowings	200
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings	2,473			2,473		1,783
Accrued interest	€ 218			€ 218		€ 568
Interest rate (as percent)	8.00%			8.00%
Debt instrument convertible term				36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity				P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity				P36M